INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax rate	21.00%	21.00%
Operating loss carry forwards	$ 1,420,862
Income tax benefit	$ 0	$ 0